Share capital (Details 4) - Warrant [Member]	12 Months Ended
Dec. 31, 2018 CAD ($) warrants
Exercise price range one [Member]
Number of share purchase warrants | warrants	8,655
Exercise price per share | $	$ 0.55
Expiry	Jan. 10, 2022
Exercise price range Two [Member]
Number of share purchase warrants | warrants	610
Exercise price per share | $	$ 0.55
Expiry	Jan. 12, 2022